UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Echo Street Capital Management LLC

Address:    55 Fifth Avenue, 18th Floor
            New York, New York  10003

13F File Number:  028-11835

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      David Elias
Title:     Chief Compliance Officer
Phone:     (212) 647-8126


Signature, Place and Date of Signing:

/s/ David Elias               New York, New York             February 17, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  18

Form 13F Information Table Value Total:  $45,039

                                         (thousands)


List of Other Included Managers:   None

                                                       FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2        COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                               TITLE                         VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED NONE
--------------                 --------         -----       --------  -------   --- ----  ----------  --------  ----     ------ ----
ACE LTD                        SHS              H0023R105   2,170        41,000 SH        SOLE        NONE         41,000
AVALONBAY CMNTYS INC           COM              053484101   2,423        40,000 SH        SOLE        NONE         40,000
CENTEX CORP                    COM              152312104   1,190       111,800 SH        SOLE        NONE        111,800
EBAY INC                       COM              278642103   3,951       283,000 SH        SOLE        NONE        283,000
ENDURANCE SPECIALTY HLDGS LT   SHS              G30397106   2,809        92,000 SH        SOLE        NONE         92,000
ESSEX PPTY TR INC              COM              297178105   1,228        16,000 SH        SOLE        NONE         16,000
HILLTOP HOLDINGS INC           COM              432748101     467        47,935 SH        SOLE        NONE         47,935
HOSPITALITY PPTYS TR           NOTE 3.800% 3/1  44106MAK8   1,534     2,500,000 PRN       SOLE        NONE      2,500,000
ISHARES TR                     DJ US REAL EST   464287739   7,426       199,471 SH        SOLE        NONE        199,471
KILROY RLTY CORP               COM              49427F108     502        15,000 SH        SOLE        NONE         15,000
LENDER PROCESSING SVCS INC     COM              52602E102   3,298       112,000 SH        SOLE        NONE        112,000
LIBERTY PPTY TR                SH BEN INT       531172104   4,628       202,733 SH        SOLE        NONE        202,733
MAX CAPITAL GROUP LTD          SHS              G6052F103   2,124       120,000 SH        SOLE        NONE        120,000
MERITAGE HOMES CORP            COM              59001A102   2,126       174,700 SH        SOLE        NONE        174,700
NVR INC                        COM              62944T105   1,506         3,300 SH        SOLE        NONE          3,300
ORACLE CORP                    COM              68389X105   2,248       126,785 SH        SOLE        NONE        126,785
RYLAND GROUP INC               COM              783764103   5,266       298,000 SH        SOLE        NONE        298,000
URSTADT BIDDLE PPTYS INS       COM              917286106     143        10,000 SH        SOLE        NONE         10,000



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